Equity Incentive Plan	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement [Text Block]	Equity Incentive Plans
Restricted Stock Awards
During the nine months ended September 30, 2021 and 2020, the Company granted restricted stock awards (“RSA”) in lieu of cash payment for services performed. The estimated fair value of the RSAs was based on the market value of the Company’s common shares on the date of grant. During the nine months ended September 30, 2021 and 2020, the Company granted fully vested RSAs of 301,880 and 400,841, respectively, with a fair value of $1.4 million and $771,000, respectively.
Share-Based Compensation Expense
The Company recorded the following compensation expense related to its share-based compensation awards (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Sales and marketing	$—	$—	$130	$2
Research and development	—	—	—	3
General and administrative	52	—	169	—
Total share-based compensation expense	$52	$—	$299	$5
As of September 30, 2021, there was $53,000 unrecognized compensation expense related to unvested equity-based compensation awards, and is expected to be recognized over a weighted average period of three months.